Convertible Preferred Shares (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 04, 2022	Oct. 13, 2020	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Shares (Details) [Line Items]
Preferred shares, issued	61,538			51,282
Total investment (in Dollars)		$ 10,000
Net proceeds, costs and fees (in Dollars)				$ 9,965
Additional amount (in Dollars)			$ 5,000
Investment agreement description			(i) up to $2,000 will be exercisable through March 31, 2022; and (ii) up to $2,286 will be exercisable through June 30, 2022. The aforesaid option shall expire on the closing of the Company’s IPO if such shall occur prior to June 30, 2022. On March 6, 2022, the Company exercised its first installment of $2,000 and as a result issued to Knorr-Bremse, a total of 10,256 Preferred A shares at a price of $195 per share.
Conversion shares	2,707,672
Issuance of preferred A shares	10,256
Preferred A Shares [Member]
Convertible Preferred Shares (Details) [Line Items]
Preferred shares, issued		51,282